LIABILITIES PRESENTED AT FAIR VALUE	12 Months Ended
Dec. 31, 2012
LIABILITES PRESENTED AT FAIR VALUE [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 9:-	LIABILITIES PRESENTED AT FAIR VALUE

The Company entered into a Loan Agreement with Plenus Technologies Ltd ("Plenus" or the "Lender"), dated January 31, 2007 (as amended on March 30, 2009 and September 4, 2011, the "Loan Agreement"). According to the Loan Agreement if, during the period between March 19, 2009 and December 31, 2017, the Company enters into a transaction or series of related transactions (a "Fundamental Transaction") which entails (i) the acquisition of the Company by means of a merger or other form of corporate reorganization in which 50% or more of the outstanding shares is exchanged for securities or other consideration issued or paid by the acquiring entity or, a transaction or a series of transactions in which a person or entity acquires more than 50% of the outstanding shares, (ii) the sale of all or substantially all of the assets of the Company; then an additional amount shall be paid to the Lender: in the cases of merger or acquisition ,an amount equal to the higher of (A) 15% of the outstanding Loan Amount, and (B) 15% of the aggregate proceeds payable in connection with such Fundamental Transaction to the shareholders. In the case of the sale of substantially all of the Company's assets, an amount equal to the higher of (A) 15% of the outstanding Loan Amount, and (B) 15% of the aggregate proceeds payable to the Company in connection with such Fundamental Transaction; the "aggregate proceeds" shall be calculated while subtracting any amount of debts, liabilities and obligations which have accrued prior to the closing of such Fundamental Transaction and have not been assumed by the purchaser in such Fundamental Transaction. During such period, the Lender may elect to receive $300 in cash in lieu of such compensation.

The Company accounted for the above mentioned in accordance with ASC 815-40, based on which the above was considered as a derivative and recorded as a liability on the balance sheets and is marked to market at each reporting period. As of December 31, 2012 and 2011 the liability amounted to $ 730 and $ 440, respectively. The fair value of this derivative was based on valuation performed by third- party valuation firm using Binomial Model for options valuation based on assumptions provided by management. The Company classified the fair value of this derivative as level 3.